Parent company only condensed financial information (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses
Marketing	$ (2,292,871)	¥ (14,918,107,000)	¥ (10,158,686,000)	¥ (7,232,717,000)
General and administrative	(647,801)	(4,214,790,000)	(3,435,878,000)	(2,187,890,000)
Loss from operations	(128,409)	(835,476,000)	(1,251,653,000)	(5,357,899,000)
Interest income	388,929	2,530,490,000	1,226,852,000	673,006,000
Interest expense	(148,124)	(963,742,000)	(618,567,000)	(72,595,000)
Others, net	202,328	1,316,408,000	1,543,376,000	(145,807,000)
Net loss attributable to ordinary shareholders	(23,399)	(152,257,000)	(3,806,790,000)	(9,107,940,000)
Other comprehensive income:
Foreign currency translation adjustments	(126,347)	(822,052,000)	943,616,000	954,787,000
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	226,398	1,473,014,000	(78,792,000)	(238,852,000)
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	(54,144)	(352,274,000)	123,743,000	216,230,000
Net unrealized gains/(losses) on available-for-sale securities	172,254	1,120,740,000	44,951,000	(22,622,000)
Total other comprehensive income		298,688,000	988,567,000	930,951,000
Total comprehensive income/(loss) attributable to ordinary shareholders	22,508	146,431,000	(2,818,223,000)	(8,176,989,000)
Unrealized gains/(losses), tax		0	0	0
Reclassification adjustment for (gains)/losses recorded in net income, tax		0	0	0
Parent company
Operating expenses
Marketing	(186,776)	(1,215,222,000)	(1,218,760,000)	(1,221,580,000)
General and administrative	(85,538)	(556,534,000)	(577,350,000)	(445,095,000)
Loss from operations	(272,314)	(1,771,756,000)	(1,796,110,000)	(1,666,675,000)
Share of income/(loss) of subsidiaries, consolidated VIEs and VIEs' subsidiaries	263,924	1,717,151,000	(1,948,761,000)	(7,520,216,000)
Interest income	10,274	66,848,000	55,373,000	143,757,000
Interest expense	(40,077)	(260,756,000)	(164,910,000)
Others, net	14,794	96,256,000	47,618,000	(64,806,000)
Net loss	(23,399)	(152,257,000)	(3,806,790,000)	(9,107,940,000)
Net loss attributable to ordinary shareholders	(23,399)	(152,257,000)	(3,806,790,000)	(9,107,940,000)
Net loss	(23,399)	(152,257,000)	(3,806,790,000)	(9,107,940,000)
Other comprehensive income:
Foreign currency translation adjustments	(126,347)	(822,052,000)	943,616,000	953,573,000
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	226,398	1,473,014,000	(78,792,000)	(238,852,000)
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	(54,144)	(352,274,000)	123,743,000	216,230,000
Net unrealized gains/(losses) on available-for-sale securities	172,254	1,120,740,000	44,951,000	(22,622,000)
Total other comprehensive income	45,907	298,688,000	988,567,000	930,951,000
Total comprehensive income/(loss) attributable to ordinary shareholders	$ 22,508	146,431,000	(2,818,223,000)	(8,176,989,000)
Unrealized gains/(losses), tax		0	0	0
Reclassification adjustment for (gains)/losses recorded in net income, tax		¥ 0	¥ 0	¥ 0